Condensed Financial Information of Commercial National Financial Corporation (Parent Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Commercial National Financial Corporation (Parent Only) [Abstract]
Condensed Financial Information of Commercial National Financial Corporation (Parent Only)
Note 17 - Condensed Financial Information of Commercial National Financial Corporation (Parent Only)

Statements of Financial Condition

December 31,
2011	2010
(In Thousands)

Assets
Cash	$32	$32
Investment in bank subsidiary	52,422	45,935
Other assets	153	108

Total Assets	$52,607	$46,075

Liabilities and Shareholders' Equity
Liabilities	$58	$63
Shareholders' equity	52,549	46,012

Total Liabilities and Shareholders' Equity	$52,607	$46,075

Statements of Income

Years Ended December 31,
2011	2010
(In Thousands)

Dividends from bank subsidiary	$2,873	$2,634
Fees from bank subsidiary	435	419
Expenses	(550)	(577)

Income before taxes and equity in undistributed earnings of subsidiaries	2,758	2,476
Income tax benefit	(39)	(53)

	2,797	2,529
Equity in undistributed earnings of subsidiaries	3,918	2,972

Net Income	$6,715	$5,501

Statements of Cash Flows

Years Ended December 31,
2011	2010
(In Thousands)

Cash Flows from Operating Activities
Net income	$6,715	$5,501
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings from subsidiaries	(3,918)	(2,972)
Increase in other assets	(45)	(54)
Increase (decrease) in liabilities	(5)	33

Net Cash Provided by Operating Activities	2,747	2,508

Cash Flows from Financing Activities
Dividends paid	(2,747)	(2,517)
Purchase of treasury stock	0	0

Net Cash Used in Financing Activities	(2,747)	(2,517)

Net Decrease in Cash	0	(9)

Cash – Beginning	32	41

Cash – Ending	$32	$32